Quarterly Holdings Report
for
Fidelity® International Multifactor ETF
July 31, 2023
IES-NPRT3-0923
1.9892242.104
Common Stocks - 99.6%
	Shares	Value ($)
COMMUNICATION SERVICES - 8.7%
Diversified Telecommunication Services - 4.1%
Koninklijke KPN NV	86,079	312,432
Nippon Telegraph & Telephone Corp.	276,500	317,018
Swisscom AG	506	327,118
Telstra Group Ltd.	119,086	341,848
		1,298,416
Entertainment - 0.7%
Nexon Co. Ltd.	11,700	223,204
Interactive Media & Services - 1.8%
Auto Trader Group PLC (a)	36,720	305,208
Rightmove PLC	37,916	278,267
		583,475
Media - 1.0%
Publicis Groupe SA	3,942	319,102
Wireless Telecommunication Services - 1.1%
KDDI Corp.	11,300	333,003
TOTAL COMMUNICATION SERVICES		2,757,200
CONSUMER DISCRETIONARY - 7.0%
Automobile Components - 0.3%
Niterra Co. Ltd.	4,500	95,080
Automobiles - 0.4%
Ferrari NV (Italy)	365	117,268
Broadline Retail - 1.0%
Dollarama, Inc.	1,285	84,798
Prosus NV	1,978	157,086
Wesfarmers Ltd.	2,157	72,166
		314,050
Distributors - 0.2%
D'ieteren Group	347	60,716
Hotels, Restaurants & Leisure - 0.8%
Compass Group PLC	4,312	112,459
InterContinental Hotel Group PLC	998	73,911
La Francaise des Jeux SAEM (a)	706	27,026
Sodexo SA	347	35,710
		249,106
Household Durables - 0.7%
Sekisui House Ltd.	5,300	108,141
Sumitomo Forestry Co. Ltd.	4,900	118,258
		226,399
Leisure Products - 0.6%
Bandai Namco Holdings, Inc.	4,600	104,057
SHIMANO, Inc.	600	91,005
		195,062
Specialty Retail - 1.3%
Fast Retailing Co. Ltd.	600	150,169
Industria de Diseno Textil SA	3,141	120,551
JB Hi-Fi Ltd.	1,130	34,760
USS Co. Ltd.	5,400	93,611
		399,091
Textiles, Apparel & Luxury Goods - 1.7%
Hermes International SCA	49	108,941
LVMH Moet Hennessy Louis Vuitton SE	298	278,652
Moncler SpA	1,197	86,734
Swatch Group AG (Bearer)	215	69,050
		543,377
TOTAL CONSUMER DISCRETIONARY		2,200,149
CONSUMER STAPLES - 14.3%
Beverages - 3.5%
Coca-Cola HBC AG	5,364	158,184
Diageo PLC	6,662	291,222
Heineken Holding NV	2,416	198,583
Heineken NV (Bearer)	2,257	221,821
Suntory Beverage & Food Ltd.	6,400	227,973
		1,097,783
Consumer Staples Distribution & Retail - 3.0%
Jeronimo Martins SGPS SA	9,250	252,517
Koninklijke Ahold Delhaize NV	8,033	277,970
Loblaw Companies Ltd.	2,436	216,533
Metro, Inc.	4,001	215,727
		962,747
Food Products - 2.0%
JDE Peet's BV	6,383	193,111
Orkla ASA	26,473	209,554
Toyo Suisan Kaisha Ltd.	5,200	215,532
		618,197
Household Products - 0.6%
Essity AB (B Shares)	8,086	200,774
Personal Care Products - 3.1%
Beiersdorf AG	1,701	220,927
L'Oreal SA	875	408,274
Unilever PLC	6,786	365,925
		995,126
Tobacco - 2.1%
British American Tobacco PLC (United Kingdom)	6,889	231,831
Imperial Brands PLC	6,455	152,776
Japan Tobacco, Inc.	12,000	266,301
		650,908
TOTAL CONSUMER STAPLES		4,525,535
ENERGY - 1.7%
Oil, Gas & Consumable Fuels - 1.7%
BP PLC	8,988	55,856
Canadian Natural Resources Ltd.	1,039	63,299
Crescent Point Energy Corp.	4,615	37,481
Eni SpA	1,373	21,018
Equinor ASA	583	17,773
Galp Energia SGPS SA Class B	425	5,670
INPEX Corp.	4,800	61,909
Repsol SA	857	13,134
Shell PLC (London)	3,406	103,686
TotalEnergies SE	1,193	72,686
Tourmaline Oil Corp.	832	43,198
Whitecap Resources, Inc.	4,180	33,440
		529,150
FINANCIALS - 16.2%
Banks - 8.1%
Banco de Sabadell SA	71,718	88,482
Bank Hapoalim BM (Reg.)	10,668	95,159
Bank Leumi le-Israel BM	11,161	89,473
Bank of Montreal	1,397	130,058
Barclays PLC	66,073	131,736
CaixaBank SA	24,658	99,748
Commonwealth Bank of Australia	2,994	213,271
DBS Group Holdings Ltd.	5,000	129,010
Israel Discount Bank Ltd. (Class A)	17,381	92,464
Mizrahi Tefahot Bank Ltd.	2,532	91,780
Mizuho Financial Group, Inc.	8,500	143,820
National Bank of Canada	1,059	83,095
Oversea-Chinese Banking Corp. Ltd.	12,281	123,013
Ringkjoebing Landbobank A/S	601	85,714
Royal Bank of Canada	2,300	228,436
Skandinaviska Enskilda Banken AB (A Shares)	10,251	124,436
Standard Chartered PLC (United Kingdom)	16,235	156,123
The Toronto-Dominion Bank	3,079	203,419
United Overseas Bank Ltd.	5,100	115,612
Westpac Banking Corp.	8,112	122,117
		2,546,966
Capital Markets - 2.1%
Deutsche Borse AG	695	133,561
IG Group Holdings PLC	11,387	103,730
Man Group PLC	35,239	108,273
Singapore Exchange Ltd.	10,800	78,979
TMX Group Ltd.	2,692	59,924
UBS Group AG	8,436	187,580
		672,047
Financial Services - 1.3%
Challenger Ltd.	12,074	58,336
Edenred SA	1,107	72,108
Industrivarden AB (A Shares)	3,830	108,913
Mitsubishi UFJ Lease & Finance Co. Ltd.	16,900	111,798
Wise PLC (b)	7,051	70,509
		421,664
Insurance - 4.7%
Allianz SE	881	211,171
Assicurazioni Generali SpA	5,736	122,564
Baloise Holdings AG	557	86,617
Beazley PLC	14,138	99,776
Hannover Reuck SE	501	107,244
Insurance Australia Group Ltd.	20,197	80,706
Intact Financial Corp.	551	81,550
Japan Post Holdings Co. Ltd.	12,400	90,678
Manulife Financial Corp.	4,851	97,149
Medibank Private Ltd.	31,546	74,613
Sompo Holdings, Inc.	2,400	106,267
Tokio Marine Holdings, Inc.	6,600	151,389
Zurich Insurance Group Ltd.	370	179,611
		1,489,335
TOTAL FINANCIALS		5,130,012
HEALTH CARE - 16.3%
Biotechnology - 0.7%
CSL Ltd.	1,240	224,368
Health Care Equipment & Supplies - 1.2%
bioMerieux SA	1,180	126,926
Sonova Holding AG	424	118,613
Straumann Holding AG	809	134,530
		380,069
Health Care Providers & Services - 0.7%
Galenica AG (a)	1,257	101,650
Sonic Healthcare Ltd.	5,028	119,092
		220,742
Life Sciences Tools & Services - 0.3%
Tecan Group AG	230	91,910
Pharmaceuticals - 13.4%
Astellas Pharma, Inc.	15,200	222,576
AstraZeneca PLC (United Kingdom)	3,496	503,161
GSK PLC	13,239	235,852
Indivior PLC (b)	5,153	116,226
Ipsen SA	1,152	145,558
Merck KGaA	788	138,836
Novartis AG	5,069	532,542
Novo Nordisk A/S Series B	3,593	580,568
Ono Pharmaceutical Co. Ltd.	8,900	162,960
Orion Oyj (B Shares)	2,345	90,337
Otsuka Holdings Co. Ltd.	6,500	239,038
Recordati SpA	2,802	145,045
Roche Holding AG (participation certificate)	1,527	476,676
Sanofi SA	3,135	335,591
Shionogi & Co. Ltd.	4,200	175,355
UCB SA	1,650	146,483
		4,246,804
TOTAL HEALTH CARE		5,163,893
INDUSTRIALS - 12.9%
Aerospace & Defense - 1.1%
BAE Systems PLC	10,110	121,157
Dassault Aviation SA	534	104,034
Thales SA	799	119,763
		344,954
Air Freight & Logistics - 0.5%
DHL Group	2,960	152,473
Commercial Services & Supplies - 2.0%
Dai Nippon Printing Co. Ltd.	4,000	113,711
Secom Co. Ltd.	1,800	120,773
Securitas AB (B Shares)	7,536	64,233
SPIE SA	3,220	96,850
Toppan, Inc.	5,800	136,427
Waste Connections, Inc. (Canada)	636	89,985
		621,979
Construction & Engineering - 1.6%
Kajima Corp.	7,900	124,883
Obayashi Corp.	12,400	114,723
Taisei Corp.	2,900	109,934
VINCI SA	1,412	166,235
		515,775
Ground Transportation - 0.9%
Canadian National Railway Co.	1,103	133,944
Canadian Pacific Kansas City Ltd.	1,678	138,319
		272,263
Industrial Conglomerates - 0.5%
Jardine Matheson Holdings Ltd.	2,877	142,066
Machinery - 1.9%
Atlas Copco AB (A Shares)	10,260	146,174
Bucher Industries AG	213	95,338
Epiroc AB (A Shares)	4,566	91,298
GEA Group AG	1,953	83,095
Knorr-Bremse AG	1,247	87,910
Kone OYJ (B Shares)	2,164	111,279
		615,094
Marine Transportation - 0.3%
A.P. Moller - Maersk A/S Series B	51	105,142
Professional Services - 1.9%
Bureau Veritas SA	3,280	90,337
DKSH Holding AG	1,138	92,224
Experian PLC	2,808	108,713
RELX PLC (London Stock Exchange)	4,511	152,067
Wolters Kluwer NV	1,164	146,561
		589,902
Trading Companies & Distributors - 2.2%
Itochu Corp.	4,500	182,116
Mitsubishi Corp.	4,400	224,986
Mitsui & Co. Ltd.	4,900	191,096
Sojitz Corp.	4,700	111,645
		709,843
TOTAL INDUSTRIALS		4,069,491
INFORMATION TECHNOLOGY - 3.9%
Communications Equipment - 0.2%
Ericsson (B Shares)	10,479	52,747
IT Services - 1.1%
CGI, Inc. Class A (sub. vtg.) (b)	732	74,521
OBIC Co. Ltd.	500	81,890
Otsuka Corp.	2,100	87,456
TietoEVRY Oyj	1,602	40,978
TIS, Inc.	2,700	68,469
		353,314
Semiconductors & Semiconductor Equipment - 1.1%
ASML Holding NV (Netherlands)	408	293,386
Tower Semiconductor Ltd. (b)	1,254	46,653
		340,039
Software - 1.2%
Constellation Software, Inc.	44	93,130
NICE Ltd. (b)	269	58,365
Sage Group PLC	5,823	70,172
SimCorp A/S	689	74,157
Trend Micro, Inc.	1,600	75,563
		371,387
Technology Hardware, Storage & Peripherals - 0.3%
Canon, Inc.	4,200	108,577
TOTAL INFORMATION TECHNOLOGY		1,226,064
MATERIALS - 4.1%
Chemicals - 1.0%
Incitec Pivot Ltd.	13,074	26,606
Nissan Chemical Corp.	1,800	80,840
Nutrien Ltd.	1,044	72,075
Tosoh Corp.	6,500	84,933
Yara International ASA	1,322	54,153
		318,607
Containers & Packaging - 0.2%
Verallia SA (a)	1,477	65,660
Metals & Mining - 2.5%
Anglo American PLC (United Kingdom)	2,430	74,850
Antofagasta PLC	2,789	60,197
ArcelorMittal SA (Netherlands)	2,186	63,388
BHP Group Ltd.	5,215	161,685
Glencore PLC	18,440	112,354
Rio Tinto Ltd.	634	50,015
Rio Tinto PLC	1,633	108,207
South32 Ltd.	12,187	31,863
SSAB AB (B Shares)	8,428	51,607
Teck Resources Ltd. Class B (sub. vtg.)	1,561	69,473
		783,639
Paper & Forest Products - 0.4%
UPM-Kymmene Corp.	1,872	62,126
West Fraser Timber Co. Ltd.	612	51,657
		113,783
TOTAL MATERIALS		1,281,689
REAL ESTATE - 6.7%
Equity Real Estate Investment Trusts (REITs) - 2.5%
Advance Residence Investment Corp.	165	402,397
CapitaMall Trust	246,500	378,717
		781,114
Real Estate Management & Development - 4.2%
Daito Trust Construction Co. Ltd.	4,200	451,985
PSP Swiss Property AG	3,999	474,243
Sino Land Ltd.	343,322	420,419
		1,346,647
TOTAL REAL ESTATE		2,127,761
UTILITIES - 7.8%
Electric Utilities - 3.1%
Elia Group SA/NV	2,380	293,633
Redeia Corp. SA	19,265	322,964
SSE PLC	17,282	374,786
		991,383
Gas Utilities - 2.3%
Osaka Gas Co. Ltd.	23,800	374,890
Snam SpA	67,047	353,498
		728,388
Multi-Utilities - 2.4%
Canadian Utilities Ltd. Class A (non-vtg.)	12,395	309,251
Engie SA	26,791	440,477
		749,728
TOTAL UTILITIES		2,469,499
TOTAL COMMON STOCKS (Cost $29,985,676)		31,480,443

Money Market Funds - 0.1%
	Shares	Value ($)
Fidelity Cash Central Fund 5.14% (c) (Cost $40,561)	40,553	40,561

TOTAL INVESTMENT IN SECURITIES - 99.7% (Cost $30,026,237)	31,521,004
NET OTHER ASSETS (LIABILITIES) - 0.3% (d)	80,610
NET ASSETS - 100.0%	31,601,614

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Index Contracts
ICE MSCI EAFE Index Contracts (United States)	1	Sep 2023	110,290	4,653	4,653

The notional amount of futures purchased as a percentage of Net Assets is 0.3%

Legend

(a)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $499,544 or 1.6% of net assets.

(b)	Non-income producing
(c)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(d)	Includes $3,481 of cash collateral to cover margin requirements for futures contracts.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.32%	-	1,493,540	1,452,979	2,371	-	-	40,561	0.0%
Total	-	1,493,540	1,452,979	2,371	-	-	40,561

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the stock market.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.
The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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